Summary of Significant Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Restatement
Net operating loss carryforwards		$ 475,902
Other		(5,359)
Total deferred income tax assets		470,543
Valuation allowance for deferred income tax assets		(470,543)
Net deferred income tax assets